AB Variable Products Series Fund, Inc.

AB Sustainable Global Thematic Portfolio

Portfolio of Investments

September 30, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.6%
Information Technology – 36.0%
Electronic Equipment, Instruments & Components – 2.4%
Keyence Corp.	3,200	$1,633,620
TE Connectivity PLC	9,760	2,060,141

		3,693,761

Semiconductors & Semiconductor Equipment – 21.3%
Advanced Micro Devices, Inc.(a)	2,770	1,694,575
Advantest Corp.	9,000	1,988,849
ASML Holding NV	860	1,541,030
Broadcom, Inc.	7,980	2,802,496
KLA Corp.	6,510	1,268,994
Micron Technology, Inc.	2,050	2,183,476
NVIDIA Corp.	47,527	10,854,216
NXP Semiconductors NV	11,680	2,774,351
Qnity Electronics, Inc.	12,810	1,610,730
Taiwan Semiconductor Manufacturing Co., Ltd.	76,500	5,989,780

		32,708,497

Software – 6.4%
Adobe, Inc.(a)	9,120	2,188,253
Cadence Design Systems, Inc.(a)	6,020	1,987,713
Crowdstrike Holdings, Inc. - Class A(a)	8,000	2,118,000
Microsoft Corp.	4,592	2,355,237
Procore Technologies, Inc.(a)	24,600	1,272,312

		9,921,515

Technology Hardware, Storage & Peripherals – 5.9%
Apple, Inc.	19,580	6,520,531
Samsung Electronics Co., Ltd.	12,880	2,528,349

		9,048,880

		55,372,653

Financials – 15.7%
Banks – 5.0%
BPER Banca SpA	98,170	1,566,015
Erste Group Bank AG	13,660	1,865,373
Intesa Sanpaolo SpA	334,190	2,499,196
NatWest Group PLC	198,170	1,801,590

		7,732,174

Capital Markets – 2.1%
Bank of New York Mellon Corp. (The)	22,260	3,219,464

Financial Services – 3.0%
Visa, Inc. - Class A	12,657	4,548,040

Insurance – 5.6%
Ageas SA/NV	41,630	3,472,356
AIA Group Ltd. - Class H	138,650	1,286,303
Allstate Corp. (The)	11,430	2,535,860
Prudential PLC	101,960	1,251,453

		8,545,972

		24,045,650

Industrials – 15.2%
Aerospace & Defense – 0.7%
Carpenter Technology Corp.	2,640	1,026,485

Commercial Services & Supplies – 1.5%
Veralto Corp.	24,064	2,269,716

Electrical Equipment – 6.0%
Emerson Electric Co.	19,020	2,950,002
Prysmian SpA	11,055	1,540,403
Rockwell Automation, Inc.	7,511	3,269,764

Company	Shares	U.S. $ Value

Siemens Energy AG	9,560	$1,538,973

		9,299,142

Industrial Conglomerates – 1.9%
Hitachi Ltd.	82,900	2,869,427

Machinery – 5.1%
Cummins, Inc.	4,645	2,399,468
Daifuku Co., Ltd.	62,600	2,278,251
Metso Oyj	97,810	1,870,287
Sandvik AB	35,620	1,327,794

		7,875,800

		23,340,570

Health Care – 11.9%
Biotechnology – 1.7%
Gilead Sciences, Inc.	17,200	2,563,660

Health Care Equipment & Supplies – 1.0%
Edwards Lifesciences Corp.(a)	17,810	1,537,359

Health Care Providers & Services – 2.2%
Apollo Hospitals Enterprise Ltd.	18,487	1,573,237
McKesson Corp.	2,080	1,775,925

		3,349,162

Pharmaceuticals – 7.0%
Johnson & Johnson	13,690	3,624,291
Merck & Co., Inc.	26,880	3,905,933
Sanofi SA	40,390	3,329,001

		10,859,225

		18,309,406

Communication Services – 7.4%
Diversified Telecommunication Services – 2.2%
Swisscom AG (REG)	4,540	3,445,264

Interactive Media & Services – 5.2%
Alphabet, Inc. - Class A	23,140	7,962,011

		11,407,275

Consumer Staples – 3.6%
Food Products – 1.6%
Nestle SA (REG)	27,740	2,516,679

Household Products – 2.0%
Henkel AG & Co. KGaA (Preference Shares)	36,570	3,017,309

		5,533,988

Consumer Discretionary – 3.3%
Broadline Retail – 1.2%
Amazon.com, Inc.(a)	2,460	612,909
JD.com, Inc. (ADR)	49,120	1,306,592

		1,919,501

Hotels, Restaurants & Leisure – 0.4%
Expedia Group, Inc.	2,220	584,659

Household Durables – 1.7%
SharkNinja, Inc.(a)	14,290	2,573,915

		5,078,075

Utilities – 2.4%
Electric Utilities – 2.4%
Endesa SA	79,040	3,709,171

Real Estate – 1.9%
Health Care REITs – 1.9%
Welltower, Inc.	12,350	2,843,464

Company	Shares	U.S. $ Value

Materials – 1.2%
Chemicals – 1.2%
Nissan Chemical Corp.	34,600	$1,834,057

Total Common Stocks (cost $125,220,247)		151,474,309

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.70%(b)(c)(d) (cost $2,190,715)	2,190,715	2,190,715

Total Investments – 100.0% (cost $127,410,962)(e)		153,665,024
Other assets less liabilities – 0.0%		(18,386)

Net Assets – 100.0%		$153,646,638

Country Breakdown (% of Net Assets)

United States	58.5%
Japan	6.9
Switzerland	5.2
Taiwan	3.9
Italy	3.6
Germany	3.0
Spain	2.4
Belgium	2.3
France	2.2
Hong Kong	1.7
South Korea	1.6
Finland	1.2
Austria	1.2
United Kingdom	1.2
Others	3.7
Short-Term Investments	1.4
Other assets less liabilities	0.0

Total	100.0%

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	442	KRW	610,565	10/13/2026	$8,271
Bank of America NA	JPY	590,471	USD	3,724	10/21/2026	(32,645)
Bank of America NA	USD	1,153	JPY	183,446	10/21/2026	14,047
Bank of America NA	EUR	13,571	USD	15,838	11/19/2026	439,547
Barclays Capital, Inc.	USD	1,668	CAD	2,305	10/08/2026	(47,547)
Barclays Capital, Inc.	TWD	21,731	USD	674	10/16/2026	(5,854)
Barclays Capital, Inc.	USD	1,455	TWD	47,067	10/16/2026	17,912
Barclays Capital, Inc.	USD	506	EUR	437	11/19/2026	(10,032)
Deutsche Bank AG	GBP	915	USD	1,224	10/15/2026	11,018
Goldman Sachs Bank USA	BRL	4,815	USD	929	10/02/2026	(1,401)
Goldman Sachs Bank USA	USD	926	BRL	4,815	10/02/2026	4,637
HSBC Bank USA	KRW	818,782	USD	551	10/13/2026	(52,563)
Morgan Stanley Bank NA	BRL	4,815	USD	926	10/02/2026	(4,619)
Morgan Stanley Bank NA	USD	929	BRL	4,815	10/02/2026	1,401
Morgan Stanley Bank NA	USD	2,333	CAD	3,298	10/08/2026	(15,294)
Morgan Stanley Bank NA	USD	2,528	AUD	3,647	10/09/2026	4,344
Morgan Stanley Bank NA	KRW	583,618	USD	419	10/13/2026	(11,310)
Morgan Stanley Bank NA	USD	1,376	GBP	1,019	10/15/2026	(24,958)
Morgan Stanley Bank NA	TWD	50,473	USD	1,568	10/16/2026	(11,276)
Morgan Stanley Bank NA	USD	3,495	CNH	23,476	10/16/2026	5,587
Morgan Stanley Bank NA	USD	921	BRL	4,815	11/04/2026	4,427
Morgan Stanley Bank NA	CHF	2,709	USD	3,380	11/19/2026	120,664
Standard Chartered Bank	KRW	875,670	USD	650	10/13/2026	4,677
Standard Chartered Bank	KRW	1,030,446	USD	717	10/13/2026	(42,631)
Standard Chartered Bank	USD	788	KRW	1,126,004	10/13/2026	42,079

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	403	CAD	569	10/08/2026	$(3,201)
State Street Bank & Trust Co.	USD	423	MXN	7,348	10/08/2026	(16,752)
State Street Bank & Trust Co.	CNH	10,146	USD	1,515	10/16/2026	1,520
State Street Bank & Trust Co.	USD	502	CNH	3,369	10/16/2026	469
State Street Bank & Trust Co.	JPY	70,590	USD	449	10/21/2026	363
State Street Bank & Trust Co.	USD	416	JPY	65,815	10/21/2026	2,601
State Street Bank & Trust Co.	USD	384	INR	36,825	10/23/2026	(753)
State Street Bank & Trust Co.	SEK	3,763	USD	394	11/18/2026	17,447
State Street Bank & Trust Co.	EUR	1,951	USD	2,262	11/19/2026	48,411
State Street Bank & Trust Co.	HKD	6,347	USD	811	11/19/2026	748
State Street Bank & Trust Co.	USD	798	EUR	698	11/19/2026	(6,149)
State Street Bank & Trust Co.	USD	557	ZAR	9,091	11/20/2026	(5,891)
UBS	USD	2,222	KRW	3,334,661	10/13/2026	236,084
UBS	USD	1,240	GBP	915	10/15/2026	(26,842)

						$666,536

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	Affiliated investments.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)

As of September 30, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $31,309,450 and gross unrealized depreciation of investments was $4,388,852, resulting in net unrealized appreciation of $26,920,598.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Sustainable Global Thematic Portfolio

September 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2026:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$41,691,025	$13,681,628		$-0-	$55,372,653
Financials	10,303,364	13,742,286		-0-	24,045,650
Industrials	11,915,435	11,425,135		-0-	23,340,570
Health Care	13,407,168	4,902,238		-0-	18,309,406
Communication Services	7,962,011	3,445,264		-0-	11,407,275
Consumer Staples	-0-	5,533,988		-0-	5,533,988
Consumer Discretionary	5,078,075	-0-		-0-	5,078,075
Utilities	-0-	3,709,171		-0-	3,709,171
Real Estate	2,843,464	-0-		-0-	2,843,464
Materials	-0-	1,834,057		-0-	1,834,057
Short-Term Investments	2,190,715	-0-		-0-	2,190,715

Total Investments in Securities	95,391,257	58,273,767	(a)	-0-	153,665,024
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	-0-	986,254		-0-	986,254

Investments in Securities:	Level 1	Level 2	Level 3	Total
Liabilities:
Forward Currency Exchange Contracts	$-0-	$(319,718)	$-0-	$(319,718)

Total	$95,391,257	$58,940,303	$-0-	$154,331,560

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2026 is as follows:

Fund	Market Value 12/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$7,392	$68,097	$73,298	$2,191	$143